Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
Net income attributable to TOYO Co., Ltd.’s shareholders	$3,467,011	$19,550,448
Weighted average number of ordinary share outstanding – basic and diluted	34,040,373	41,000,000
Earnings per share – basic and diluted	$0.10	$0.48

For the six months ended June 30, 2025, the Company had warrants to purchase up to 5,020,007 ordinary shares, which was not included in calculation of diluted earnings per share as they were antidilutive. For the six months ended June 30, 2024, the Company had no dilutive financial instruments.